Commitments - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Distributor	Dec. 31, 2012
Commitments [Line Items]
Agreement expiry date	Feb. 28, 2015
Annual commitments for 2014	130
Annual commitments for 2015	22
Annual commitments for 2016 and thereafter
Number of distributor	2
Letters of credit provided	21	22
Letters of credit outstanding relating to retirement compensation arrangements	127	127
Lease payments	11	9
Minimum [Member]
Commitments [Line Items]
Average life of irrevocable operating lease	1 year
Operating lease renewal options	1 year
Maximum [Member]
Commitments [Line Items]
Average life of irrevocable operating lease	5 years
Operating lease renewal options	10 years
Hydro One Networks and Hydro One Brampton Networks [Member]
Commitments [Line Items]
Parental guarantees	325	325
Distributor [Member]
Commitments [Line Items]
Parental guarantees	1	1